                                                                CIK: 0000911375

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                               September 7, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Paragon Separate Account C
     File No. 811-07982

Commissioners:

Semi-annual reports dated June 30, 2012 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account C of Metropolitan Life Insurance Company pursuant to Rule 30(b)(2) of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ John E. Connolly, Jr.
John E. Connolly, Jr., Esq.